Significant accounting policies - Additional information (Detail) - PEN (S/)		12 Months Ended
	Jun. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Disclosure of Significant accounting policies [Line Items]
Net premiums earned		S/ 514,981,000	S/ 420,633,000	S/ 319,579,000
Unrealized results, net		836,773,000	442,905,000	121,686,000	S/ (254,770,000)
Transfer of Investment property to Property, furniture and equipment			S/ 20,029,000	S/ 6,453,000	S/ 4,037,000
Transfer From Property Furniture and Fquipment to Investment property		S/ 5,201,000
Bottom of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period		4 years
Top of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period		5 years
First Application of SPP-S-2017 and SPP-I-2017 Tables [Member]
Disclosure of Significant accounting policies [Line Items]
Net premiums earned	S/ 144,777,000
Application of Matching Adjustement [Member]
Disclosure of Significant accounting policies [Line Items]
Unrealized results, net						S/ 423,080,000